CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance Beginning, Amount at Jan. 31, 2017	$ 68	$ 46,026	$ (44,638)	$ 2,971
Balance Beginning, Shares at Jan. 31, 2017	67,719,577
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of issuance costs	$ 57	15,992		16,049
Issuance of common stock, net of issuance costs (in shares)	57,185,258
Issuance of common stock due to exercise of options		10		10
Issuance of common stock due to exercise of options (in shares)	40,000
Issuance of common stock due to exercise of warrants	$ 31	613		644
Issuance of common stock due to exercise of warrants (in shares)	30,789,103
Stock-based compensation expense		1,887		1,887
Net and comprehensive loss			(16,640)	(16,640)
Balance Ending, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)	5,072
Balance Ending, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Cumulative-effect adjustment from adoption of new accounting pronouncement			2	2
Issuance of common stock due to exercise of options	$ 1			1
Issuance of common stock due to exercise of options (in shares)	406
Issuance of common stock due to exercise of warrants	$ 1	6,960		6,961
Issuance of common stock due to exercise of warrants (in shares)	1,257,843
Stock-based compensation expense		593		593
Net and comprehensive loss			(4,402)	(4,402)
Balance Ending, Amount at Apr. 30, 2018	$ 8	73,897	(65,678)	8,227
Balance Ending, Shares at Apr. 30, 2018	7,660,749
Balance Beginning, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)	5,072
Balance Beginning, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Net and comprehensive loss				(13,202)
Balance Ending, Amount at Oct. 31, 2018	$ 8	75,061	(74,478)	591
Balance Ending, Shares at Oct. 31, 2018	7,665,945
Balance Beginning, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)	5,072
Balance Beginning, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Cumulative-effect adjustment from adoption of new accounting pronouncement			2	2
Issuance of common stock due to exercise of options		1		1
Issuance of common stock due to exercise of options (in shares)	140,039
Issuance of common stock due to exercise of warrants	$ 58	10,488		10,546
Issuance of common stock due to exercise of warrants (in shares)	58,112,748
Stock-based compensation expense		2,061		2,061
Net and comprehensive loss			(17,258)	(17,258)
Balance Ending, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)	1,298
Balance Ending, Shares at Jan. 31, 2019	8,732,612
Balance Beginning, Amount at Apr. 30, 2018	$ 8	73,897	(65,678)	8,227
Balance Beginning, Shares at Apr. 30, 2018	7,660,749
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options (in shares)	222
Stock-based compensation expense		446		446
Net and comprehensive loss			(4,410)	(4,410)
Balance Ending, Amount at Jul. 31, 2018	$ 8	74,343	(70,088)	4,263
Balance Ending, Shares at Jul. 31, 2018	7,660,971
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options (in shares)	4,974
Stock-based compensation expense		718		718
Net and comprehensive loss			(4,390)	(4,390)
Balance Ending, Amount at Oct. 31, 2018	$ 8	75,061	(74,478)	591
Balance Ending, Shares at Oct. 31, 2018	7,665,945
Balance Beginning, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)	1,298
Balance Beginning, Shares at Jan. 31, 2019	8,732,612
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of issuance costs	$ 1	3,553		3,554
Issuance of common stock, net of issuance costs (in shares)	1,745,800
Issuance of common stock due to exercise of options		4		4
Issuance of common stock due to exercise of options (in shares)	1,667
Stock-based compensation expense		191		191
Net and comprehensive loss			(3,623)	(3,623)
Balance Ending, Amount at Apr. 30, 2019	$ 10	83,571	(82,157)	1,424
Balance Ending, Shares at Apr. 30, 2019	10,480,079
Balance Beginning, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)	1,298
Balance Beginning, Shares at Jan. 31, 2019	8,732,612
Increase (decrease) in stockholders' deficit
Net and comprehensive loss				(8,382)
Balance Ending, Amount at Oct. 31, 2019	$ 15	87,618	(86,916)	717
Balance Ending, Shares at Oct. 31, 2019	15,227,891
Balance Beginning, Amount at Apr. 30, 2019	$ 10	83,571	(82,157)	1,424
Balance Beginning, Shares at Apr. 30, 2019	10,480,079
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of issuance costs	$ 4	3,253		3,257
Issuance of common stock, net of issuance costs (in shares)	3,707,504
Stock-based compensation expense		177		177
Net and comprehensive loss			(2,646)	(2,646)
Balance Ending, Amount at Jul. 31, 2019	$ 14	87,001	(84,803)	2,212
Balance Ending, Shares at Jul. 31, 2019	14,187,583
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of issuance costs	$ 1	388		389
Issuance of common stock, net of issuance costs (in shares)	1,040,308
Stock-based compensation expense		229		229
Net and comprehensive loss			(2,113)	(2,113)
Balance Ending, Amount at Oct. 31, 2019	$ 15	$ 87,618	$ (86,916)	$ 717
Balance Ending, Shares at Oct. 31, 2019	15,227,891